Inventories (Details) - Schedule of inventories - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of inventories [Abstract]
Goods and finished products		S/ 22,133	S/ 16,832	S/ 27,386	S/ 21,427
Work in progress		166,999	133,972
Raw materials		167,159	118,816
Packages and packing		3,721	2,025
Fuel		3,159	2,715
Spare parts and supplies		168,241	163,540
Inventory in transit		4,845	1,858
Inventories, at fair value less costs to sell		536,257	439,758
Less - Provision for inventory obsolescence	[1]	(17,253)	(14,975)
Inventories		S/ 519,004	S/ 424,783

[1]	Movement in the provision for inventory obsolescence value is set forth below: